Average Annual Total Returns{- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-14 - Fidelity Advisor® Diversified International Fund
	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	6.24%	11.89%	9.97%	3.75%	11.08%	9.46%	5.41%	9.45%	8.21%	8.50%	12.11%	9.95%	10.80%	12.35%	9.96%	13.01%	13.52%	10.94%	13.16%	13.68%	9.21%	[1]	Aug. 13, 2013	11.48%	9.78%	8.22%

[1]	(a)Since inception August 13, 2013.